Average Annual Total Returns - Tarkio Fund	12 Months Ended	72 Months Ended	132 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	21.72%	11.11%	9.89%
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	21.31%	10.21%	9.12%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.18%	8.63%	7.90%
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.51%	13.09%